UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2012 (Unaudited)

DWS Short-Term Municipal Bond Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.9%
Alabama 1.3%
Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Prerefunded 8/1/2012 @ 100, 5.0%, 2/1/2041, INS: FGIC	8,000,000	8,000,000
Alaska 0.6%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036, INS: NATL	1,635,000	1,699,092
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	1,625,000	1,725,181

		3,424,273
Arizona 2.1%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series A, 5.0%, 1/1/2019	2,000,000	2,262,800
Series D, 5.5%, 1/1/2019	5,000,000	5,918,000
Arizona, State Department of Administration, Certificates of Participation, Series A, 5.0%, 10/1/2012, INS: AGMC	1,000,000	1,007,660
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Revenue, Series 2B, AMT, 5.55%, 3/1/2028	5,000	5,018
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.0%, 7/1/2014	3,320,000	3,616,974
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	90,000	91,887

		12,902,339
Arkansas 0.2%
Rogers, AR, Sales & Use Tax Revenue, 4.0%, 11/1/2013	1,450,000	1,511,074
California 10.1%
California, Bay Area Toll Authority, Toll Bridge Revenue, Series B-1, 0.14% **, 4/1/2045, LOC: Bank of America NA	12,000,000	12,000,000
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 0.16% **, 7/1/2020, INS: NATL, LOC: JPMorgan Chase Bank NA	5,490,000	5,490,000
California, State Department of Water Resources Power Supply Revenue:
Series M, 5.0%, 5/1/2013	2,205,000	2,284,931
Series G-4, 5.0%, 5/1/2016	2,500,000	2,910,100
California, State Department Water Resources Center, Valley Project Revenue, Series AL, 5.0%, 12/1/2013 (a)	1,065,000	1,125,726
California, State General Obligation:
5.0%, 2/1/2014	3,215,000	3,433,845
5.0%, 4/1/2021	6,000,000	7,334,760
5.25%, 4/1/2022	1,615,000	1,901,307
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,198,040
California, State Public Works Board, Lease Revenue, Various Capital Project, Series A, 4.0%, 4/1/2014	2,000,000	2,104,360
California, Statewide Communities Development Authority Revenue, Proposition 1A Receivables Program, 5.0%, 6/15/2013	3,500,000	3,643,290
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, AMT, 4.7%, 10/15/2012, LIQ: Fannie Mae	75,000	75,464
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%, 2/1/2013, LIQ: Fannie Mae	55,000	55,146
Delta Counties, CA, Home Mortgage Finance Authority, Single Family Mortgage Revenue, Pacific Mortgage-Backed Securities, Series A, AMT, 6.7%, 6/1/2024, INS: NATL	5,000	5,017
Los Angeles, CA, Department of Water & Power Revenue, Series B-3, 0.15% **, 7/1/2034, SPA: Wells Fargo Bank NA	4,000,000	4,000,000
Orange County, CA, Water District, Certificates of Participation, Series A, 0.15% **, 8/1/2042, LOC: Citibank NA	3,500,000	3,500,000
Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,427,410
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2019	2,300,000	2,804,827
Series C, 5.0%, 5/1/2020	2,000,000	2,444,620
San Joaquin County, CA, Certificates of Participation, General Hospital Project, 5.25%, 9/1/2014, INS: NATL	2,475,000	2,484,158

		62,223,001
Colorado 1.3%
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2020	1,000,000	1,225,590
Colorado, State Housing & Finance Authority, State Unemployment Compensation, Series A, 5.0%, 5/15/2014	3,000,000	3,246,450
Denver, CO, City & County Airport Revenue, Series D, AMT, 7.75%, 11/15/2013	3,335,000	3,483,307
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%, 12/20/2012	35,000	35,341

		7,990,688
Connecticut 0.4%
Connecticut, State General Obligation, Series C, 4.0%, 6/1/2014	2,075,000	2,211,307
Delaware 0.1%
Delaware, State Housing Authority Revenue, Single Family Mortgage, Series D, AMT, 5.875%, 1/1/2038	600,000	624,738
District of Columbia 0.7%
District of Columbia, Bond Anticipation Notes, Pilot Arthur Revenue, 4.0%, 12/1/2012	2,895,000	2,919,926
District of Columbia, General Obligation, Series D, 0.17% **, 6/1/2034, LOC: Wells Fargo Bank NA	1,610,000	1,610,000

		4,529,926
Florida 6.8%
Broward County, FL, Airport Systems Revenue:
Series P-1, AMT, 5.0%, 10/1/2020	2,000,000	2,329,460
Series P-1, AMT, 5.0%, 10/1/2021	2,640,000	3,066,730
Florida, Citizens Property Insurance Corp.:
Series A-1, 5.0%, 6/1/2020	2,725,000	3,141,680
Series A-1, 5.0%, 6/1/2021	1,910,000	2,207,463
Florida, Cityplace Community Development District Special Assessment Revenue:
5.0%, 5/1/2013	260,000	267,309
5.0%, 5/1/2014	300,000	318,378
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	1,185,000	1,274,776
Florida, Jacksonville Electric Authority Revenue, Series 23, 5.0%, 10/1/2013	5,000,000	5,275,400
Hillsborough County, FL, Special Assessment Revenue, 5.0%, 3/1/2014, INS: FGIC & NATL	2,135,000	2,266,772
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,165,000	1,398,221
Lee County, FL, Airport Revenue:
Series A, AMT, 5.0%, 10/1/2012, INS: AGMC	1,500,000	1,511,370
Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,450,462
Orange County, FL, Sales Tax Revenue, Series A, 5.125%, 1/1/2018, INS: FGIC & NATL	4,000,000	4,074,600
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.16% **, 3/1/2034, LOC: Northern Trust Co.	4,750,000	4,750,000
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,855,725
Tampa, FL, Solid Waste Systems Revenue, AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,870,900

		42,059,246
Georgia 3.9%
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,160,270
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.0%, 10/1/2020	500,000	619,370
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.0%, 2/15/2018	2,000,000	2,292,180
Series A, 5.0%, 2/15/2019	1,500,000	1,725,780
Georgia, Main Street Natural Gas, Inc., Gas Revenue, Series A, 0.15% **, 8/1/2040, SPA: Royal Bank of Canada	3,990,000	3,990,000
Georgia, Municipal Electric Authority Power Revenue, Series 2005-Y, 6.4%, 1/1/2013, INS: AMBAC	130,000	132,844
Georgia, Municipal Electric Authority, Combined Cycle Project, Series A, 5.0%, 11/1/2020	1,000,000	1,221,390
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	1,580,000	1,916,161
Georgia, State General Obligation, Series A, 4.0%, 7/1/2013	7,420,000	7,680,516
Henry County, GA, School District, 3.0%, 12/1/2013	750,000	777,263
Richmond County, GA, Board of Education, 5.0%, 10/1/2013	2,500,000	2,637,025

		24,152,799
Hawaii 0.8%
Hawaii, State Airport Systems Revenue, AMT, 4.0%, 7/1/2013	1,355,000	1,400,745
Hawaii, State General Obligation, Series EC, 5.0%, 12/1/2013	1,820,000	1,935,570
Hawaii, State Highway Revenue, Series A, 2.0%, 1/1/2013	390,000	392,948
Honolulu City & County, HI, General Obligation, Series B, 5.5%, 7/1/2013, INS: AGMC	1,000,000	1,048,470

		4,777,733
Idaho 0.2%
Idaho, Housing Agency, Single Family Mortgage:
Series H-2, AMT, 5.1%, 7/1/2020	60,000	60,706
Class III, AMT, 5.1%, 7/1/2023	130,000	130,914
Class III, AMT, 5.15%, 7/1/2023	310,000	315,258
Class III, AMT, 5.4%, 7/1/2021	60,000	60,481
Series G-2, AMT, 5.75%, 1/1/2014	5,000	5,014
Series H-2, AMT, 5.85%, 1/1/2014	15,000	15,042
Class III, AMT, 5.95%, 7/1/2019	310,000	315,998
Series E, AMT, 5.95%, 7/1/2020	30,000	30,070

		933,483
Illinois 5.1%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018, INS: NATL	1,830,000	1,858,951
Chicago, IL, O'Hare International Airport Revenue:
Series A, 5.0%, 1/1/2015, INS: AGMC	4,500,000	4,933,800
Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,164,330
Illinois, Finance Authority Revenue, University of Chicago, Series B, 5.0%, 7/1/2017	5,000,000	6,001,100
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series B, 5.0%, 12/15/2020	1,630,000	1,977,206
Illinois, Railsplitter Tobacco Settlement Authority, 4.0%, 6/1/2013	2,250,000	2,309,310
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/2020	2,000,000	2,349,200
Illinois, State General Obligation, 4.0%, 8/1/2014	4,000,000	4,238,680
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue:
Series C, 1.5%, 6/15/2021	1,090,000	1,096,060
Series B, 5.0%, 12/15/2019	420,000	465,259
Lake County, IL, Forest Preserve District, Series A, 0.793% *, 12/15/2020	5,000,000	4,850,650

		31,244,546
Indiana 2.5%
Indiana, Finance Authority Health Systems Revenue, Sisters of St. Francis Health, Series C, 5.0%, 11/1/2014	2,000,000	2,189,640
Indiana, Finance Authority, Water Utility Revenue, Citizens Energy, 3.0%, 10/1/2014	1,200,000	1,254,552
Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,930,000	2,986,608
Indiana, Health Facility Financing Authority Revenue, Ascension Health, Series A-1, 5.0%, Mandatory Put 5/1/2013 @ 100, 11/1/2027	1,000,000	1,035,320
Indiana, State Municipal Power Agency, Series A, 0.16% **, 1/1/2018, LOC: Citibank NA	2,890,000	2,890,000
Indiana, State Transportation Finance Authority, Highway Revenue, Series A, Prerefunded 6/1/2013 @ 100, 5.25%, 6/1/2016, INS: AGMC	5,000,000	5,209,500

		15,565,620
Iowa 0.1%
Cedar Rapids, IA, General Obligation, Series F, 3.0%, 6/1/2013	635,000	649,014
Kansas 1.3%
Kansas, State Department of Transportation Highway Revenue:
Series C-3, 0.13% **, 9/1/2019, SPA: JPMorgan Chase Bank NA	3,250,000	3,250,000
Series C-2, 0.13% **, 9/1/2022, SPA: JPMorgan Chase Bank NA	4,900,000	4,900,000

		8,150,000
Kentucky 0.1%
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	730,000	739,731
Louisiana 0.6%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series A, 4.0%, 10/1/2012	1,500,000	1,508,580
Louisiana, Regional Transit Authority, Sales Tax Revenue, 3.0%, 12/1/2012, INS: AGMC	500,000	504,060
Louisiana, State Offshore Terminal Authority, Deepwater Port Revenue, Loop LLC Project, Series B-1, 1.875%, Mandatory Put 10/1/2013 @ 100, 10/1/2040	1,750,000	1,765,575

		3,778,215
Maine 0.5%
Maine, State Housing Authority Mortgage Purchase, Series D-2, AMT, 5.0%, 11/15/2027	90,000	90,081
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	3,075,000	3,304,272

		3,394,353
Maryland 1.2%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	910,000	932,686
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	6,110,050
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue:
Series A, AMT, 3.9%, 8/20/2012	35,000	35,023
Series A, AMT, 5.6%, 12/1/2034	50,000	51,065
Series A, AMT, 7.0%, 8/1/2033	50,000	51,833

		7,180,657
Massachusetts 2.2%
Massachusetts, State General Obligation, Series A, 0.16% **, 3/1/2026, SPA: Wells Fargo Bank NA	2,860,000	2,860,000
Massachusetts, State Housing Finance Agency, Construction Loan Notes, Series A, 0.8%, 11/1/2013	1,000,000	1,000,990
Massachusetts, State Water Resources Authority:
Series C-2, 0.14% **, 11/1/2026, SPA: Barclays Bank PLC	2,085,000	2,085,000
Series C-1, 0.22% **, 11/1/2026, SPA: Bank of America NA	6,730,000	6,730,000
Westwood, MA, General Obligation, 3.0%, 6/1/2014	1,065,000	1,117,696

		13,793,686
Michigan 4.4%
Detroit, MI, City School District, School Building & Site, Series A, 4.0%, 5/1/2014	2,000,000	2,102,440
Detroit, MI, Water & Sewerage Department Disposal System Revenue, Series A, 5.0%, 7/1/2014	1,000,000	1,065,580
Michigan, Finance Authority, Trinity Health Corp., Series A, 3.0%, 12/1/2012	210,000	211,880
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment:
Series A, 5.0%, 7/1/2014	7,000,000	7,623,350
Series B, 5.0%, 7/1/2021	4,175,000	4,987,580
Michigan, State Finance Authority Revenue, School District, 5.0%, 6/1/2014	1,225,000	1,304,980
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,555,870
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, AMT, 3.0%, 12/1/2012	6,190,000	6,238,158

		27,089,838
Minnesota 0.2%
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	230,000	233,770
Minnesota, Tobacco Securitization Authority, State Tobacco Settlement Revenue, Series B, 5.0%, 3/1/2019	1,000,000	1,170,320

		1,404,090
Mississippi 0.7%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series D, 5.0%, 8/1/2021	3,695,000	4,399,673
Missouri 0.5%
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program:
Series D, 4.8%, 3/1/2040	1,205,000	1,274,577
Series C, AMT, 5.6%, 9/1/2035	970,000	1,018,752
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	540,000	584,075

		2,877,404
Nevada 1.9%
Clark County, NV, School District General Obligation, 5.5%, 6/15/2013, INS: AGMC	4,700,000	4,911,406
Las Vegas Valley, NV, Water District Improvement, Series A, Prerefunded 12/01/2012 @ 100, 5.25%, 6/1/2017, INS: FGIC & NATL	4,585,000	4,662,853
Nevada, Colorado River Commission - Hoover Uprating, Series E, 4.0%, 10/1/2013	2,000,000	2,087,360
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	25,000	25,060

		11,686,679
New Jersey 2.5%
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	421,277	426,130
New Jersey, Economic Development Authority Revenue, School Facilities Construction, Series J-4, 5.0% **, Mandatory Put 9/1/2014 @ 100, 9/1/2029, INS: AGMC	5,000,000	5,421,900
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2014	1,500,000	1,610,235
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series D, 0.15% **, 6/15/2032, LOC: Wells Fargo Bank NA	4,850,000	4,850,000
Series B, 4.0%, 6/15/2013	1,000,000	1,031,840
Series B, 5.0%, 6/15/2020	2,000,000	2,426,040

		15,766,145
New Mexico 1.4%
Farmington, NM, Pollution Control Revenue, Arizona Public Service Co., Series C, AMT, 2.875%, Mandatory Put 10/10/2013 @ 100, 9/1/2024	2,500,000	2,538,075
New Mexico, Mortgage Finance Authority, Second Mortgage Program, 144A, AMT, 6.5%, 1/1/2018	52,600	52,930
New Mexico, Mortgage Finance Authority, Single Family Mortgage, Class I, Series D, 5.35%, 9/1/2040	935,000	1,003,451
University of New Mexico, Systems Improvement Revenues, 0.16% **, 6/1/2026, SPA: JPMorgan Chase Bank NA	5,290,000	5,290,000

		8,884,456
New York 9.2%
New York, Metropolitan Transportation Authority, Dediated Tax Fund, 3.0%, 11/1/2014	2,000,000	2,117,600
New York, State Dormitory Authority Revenues, Non State Supported Debt, University of Rochester, Series A-1, 0.23% **, 7/1/2027, LOC: Bank of America NA	10,000,000	10,000,000
New York, State Local Government Assistance Corp.:
Series 8V, 0.14% **, 4/1/2019, SPA: JPMorgan Chase Bank NA	6,000,000	6,000,000
Series 4V, 0.22% **, 4/1/2022, SPA: Bank of America NA	9,000,000	9,000,000
New York, Tobacco Settlement Financing Corp., Series B, 4.0%, 6/1/2013	3,750,000	3,865,463
New York, Triborough Bridge & Tunnel Authority Revenues, Series B-2C, 0.13% **, 1/1/2032, LOC: U.S. Bank NA	1,600,000	1,600,000
New York City, NY, Municipal Water Finance Authority, "A", Series 20090047, 144A, 0.15% **, 6/15/2035, LIQ: Citibank NA	2,400,000	2,400,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series B-1, 0.13% **, 6/15/2024, SPA: JPMorgan Chase Bank NA	4,450,000	4,450,000
Series B-1, 0.14% **, 6/15/2045, SPA: U.S. Bank NA	1,300,000	1,300,000
New York City, NY, Transitional Finance Authority, Future Tax Secured, Series A, Prerefunded 8/1/2013 @ 100, 5.0%, 8/1/2018	2,125,000	2,227,680
New York City, NY, Transitional Finance Authority, Future Tax-Secured, Series C-5, 0.19% **, 8/1/2031, SPA: Bank of America NA	9,500,000	9,500,000
New York, NY, General Obligation:
Series J-3, 0.14% **, 2/15/2016, LOC: JPMorgan Chase Bank NA	2,500,000	2,500,000
Series I-3, 0.17% **, 4/1/2036, LOC: Bank of America NA	1,600,000	1,600,000
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	607,019

		57,167,762
North Carolina 2.2%
Mecklenburg County, NC, Public Facilities Corp., Limited Obligation Bond, Annual Appropriation, 5.0%, 3/1/2015	5,000,000	5,588,050
North Carolina, East Carolina University Revenue, Series A, 4.0%, 10/1/2012	610,000	613,801
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, 5.0%, 1/1/2017	1,500,000	1,753,275
North Carolina, Housing Finance Agency, Home Ownership, Series 22-A, AMT, 5.5%, 7/1/2036	755,000	785,381
North Carolina, Municipal Power Agency, Number 1 Catawba Electric Revenue, Series A, 5.25%, 1/1/2013	2,500,000	2,551,550
North Carolina, State Grant Anticipation Revenue, 4.0%, Mandatory Put 3/1/2018 @ 100, 3/1/2023	2,000,000	2,262,780

		13,554,837
Ohio 5.8%
Allen Country, OH, Hospital Facilities Revenue, Catholic Healthcare Partners, Series D, 0.16% **, 6/1/2034, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
Ohio, American Municipal Power, Inc., Fremont Energy Center Project, Series B, 5.0%, 2/15/2020	870,000	1,044,452
Ohio, State Building Facilities Authority, Administration Building Fund Project, Series B, 5.0%, 10/1/2013	4,880,000	5,142,154
Ohio, State Common Schools, Series C, 4.0%, 9/15/2017	3,835,000	4,446,721
Ohio, State Higher Education, Series A, 5.0%, 8/1/2021	5,000,000	6,306,400
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2019	2,500,000	2,965,200
Ohio, State Highway Capital Improvement, Series P, 5.0%, 5/1/2013	3,000,000	3,108,030
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	920,000	976,810
Ohio, State Water Development Authority, Solid Waste Revenue, Waste Management, Inc. Project, 1.75%, 6/1/2013	2,000,000	2,023,280

		36,013,047
Oklahoma 0.2%
Oklahoma, State Turnpike Authority, Series E, 0.17% **, 1/1/2028, SPA: JPMorgan Chase Bank NA	1,350,000	1,350,000
Oregon 0.7%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	3,885,000	4,171,053
Pennsylvania 1.5%
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 90A, AMT, 5.0%, 10/1/2035	415,000	416,253
Pennsylvania, State General Obligation, 5.0%, 7/1/2013	7,500,000	7,830,600
Pennsylvania, State Industrial Development Authority, Economic Development, 4.0%, 7/1/2014	670,000	709,771
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	50,000	50,329
Series C, 4.7%, 7/1/2013	45,000	45,296
Series E, 4.7%, 7/1/2013	55,000	55,361
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	275,000	277,791

		9,385,401
South Carolina 0.7%
South Carolina, Jobs-Economic Development Authority, Hospital Improvement Revenue, Palmetto Health Alliance, 5.0%, 8/1/2015	500,000	546,800
South Carolina, State Public Service Authority Revenue, Series D, Prerefunded 1/1/2013 @ 100, 5.25%, 1/1/2014, INS: AGMC	3,500,000	3,574,410

		4,121,210
South Dakota 0.4%
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013, INS: AMBAC	85,000	86,600
South Dakota, Housing Development Authority Revenue, Homeownership Mortgage, Series A, AMT, 4.5%, 5/1/2031	2,000,000	2,159,280

		2,245,880
Tennessee 0.9%
Jackson, TN, Hospital Revenue, Jackson-Madison County Project, 5.25%, 4/1/2014	1,290,000	1,378,713
Nashville, TN, Metropolitan Nashville Airport Authority Revenue, Series B, 4.0%, 7/1/2013, INS: AGMC	2,000,000	2,063,460
Tennessee, Housing Development Agency, Homeownership Program, Series 2006-3, AMT, 5.75%, 7/1/2037	1,170,000	1,185,912
Tennessee, State Housing Development Agency, Homeownership Program, Series 1A, AMT, 4.5%, 1/1/2038	1,000,000	1,081,530

		5,709,615
Texas 12.5%
Allen, TX, Independent School District, 5.0%, 2/15/2024	1,000,000	1,235,200
Barbers Hill, TX, Independent School District Building, 4.0%, 2/15/2022	2,350,000	2,781,201
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2020	3,000,000	3,815,250
5.0%, 10/1/2021	2,000,000	2,511,280
EL Paso, TX, Water & Sewer Revenue, 4.0%, 3/1/2021	1,500,000	1,749,660
Fort Worth, TX, General Obligation, 5.0%, 3/1/2016	4,260,000	4,936,999
Harris County, TX, General Obligation, Series A, 4.0%, 10/1/2013	1,225,000	1,278,778
Houston, TX, Airport Systems Revenue:
Series A, AMT, 5.0%, 7/1/2013	3,000,000	3,125,580
Series A, 5.0%, 7/1/2016	625,000	720,394
Katy, TX, Independent School District Building, 0.31% **, 8/15/2033, SPA: Bank of America NA	1,530,000	1,530,000
North Texas, Tollway Authority Revenue, 5.0%, 1/1/2020	3,000,000	3,532,560
North Texas, Tollway Authority Revenue, First Tier, Series L-2, 6.0%, Mandatory Put 1/1/2013 @ 100, 1/1/2038	2,000,000	2,044,640
San Antonio, TX, Electric & Gas Revenue, Series A, 5.5%, 2/1/2013	4,000,000	4,106,480
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.15% **, 11/15/2050, LOC: Wells Fargo Bank NA	5,000,000	5,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2021	2,435,000	2,905,028
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2016	4,000,000	4,678,280
Series D, 5.0%, 11/1/2022	1,485,000	1,766,007
Series D, 5.0%, 11/1/2023	2,890,000	3,410,605
Texas, Lower Colorado River Authority Revenue, Series A, 5.0%, 5/15/2016	3,500,000	4,052,475
Texas, Midtown Redevelopment Authority, Tax Increment Contract Revenue, 4.0%, 1/1/2014	625,000	647,575
Texas, Multi-Family Housing Revenue, Wintergreen Project, AMT, 4.85%, 9/20/2012	15,000	15,069
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 1.013% *, 9/15/2017	5,325,000	5,218,553
Texas, State General Obligation, College Student Loan, Series B, AMT, 5.0%, 8/1/2013	1,000,000	1,047,250
Texas, State Public Finance Authority Revenue, Unemployment Compensation, Series A, 5.0%, 1/1/2013	825,000	841,607
Texas, State Tech University Revenues, Series A, 4.25%, 8/15/2021	1,500,000	1,803,765
Texas, Trinity River Authority, Regional Wastewater Systems Revenue:
5.0%, 8/1/2013	2,000,000	2,094,560
5.0%, 8/1/2014	4,805,000	5,247,204
University of North Texas, 3.0%, 4/15/2014	1,000,000	1,043,590
University of Texas, Revenue Bond, Series D, 5.0%, 8/15/2013	800,000	840,048
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2015	1,605,000	1,818,433
5.0%, 12/15/2017	1,270,000	1,503,629

		77,301,700
Utah 1.6%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014, INS: NATL	120,000	127,309
Salt Lake County, UT, General Obligation, 4.25%, 6/15/2013	5,000,000	5,178,400
Utah, Housing Finance Agency, Single Family Mortgage, Series C, Class III, AMT, 6.25%, 7/1/2014	10,000	10,209
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	395,000	395,636
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	720,000	737,244
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	190,000	190,154
Utah, State General Obligation, Series A, 4.0%, 7/1/2013	3,000,000	3,106,170

		9,745,122
Vermont 0.0%
Vermont, Housing Finance Agency, Single Family, Series 23, AMT, 5.0%, 5/1/2034, INS: AGMC	140,000	141,431
Virginia 2.6%
King George County, VA, Industrial Development Authority, Solid Waste Disposal Facility Revenue, Waste Management, Inc., Series A, AMT, 3.5%, Mandatory Put 5/1/2013 @ 100, 6/1/2023, GTY: Waste Management, Inc.	2,500,000	2,556,450
Virginia, State College Building Authority, Educational Facilities Revenue, University of Richmond Project, 0.18% **, 11/1/2036, SPA: Wells Fargo Bank NA	5,130,000	5,130,000
Virginia, State Resource Authority Infrastructure Revenue, Pooled Financing Program:
Series B, ETM, 5.0%, 11/1/2016	240,000	283,414
Series B, 5.0%, 11/1/2016	1,060,000	1,256,640
Virginia, State Resources Authority, Infrastructure Revenue, State Moral Obligation, Series A, 4.0%, 11/1/2013	2,085,000	2,178,700
Virginia, Upper Occoquan Sewer Authority, Regional Sewer Revenue, 5.0%, 7/1/2017, INS: AGMC	4,320,000	4,582,310

		15,987,514
Washington 5.8%
King County, WA, School District No. 410, Snoqualmie Valley:
Series A, Prerefunded 12/1/2013 @ 100, 5.0%, 12/1/2015, INS: AGMC	4,360,000	4,637,601
Series A, 5.0%, 12/1/2015, INS: AGMC	1,820,000	1,927,963
Pierce County, WA, Peninsula School District No. 401, Prerefunded 12/1/2013 @ 100, 5.0%, 12/1/2015, INS: AGMC	5,000,000	5,314,900
Port of Seattle, WA, Passenger Facility Charge Revenue, Series B, AMT, 5.0%, 12/1/2012	1,000,000	1,015,890
Port of Seattle, WA, Revenue Bond, Series B, AMT, 3.0%, 8/1/2014	2,750,000	2,869,680
Washington, Energy Northwest Electric Revenue, Project 1, Series A, 5.0%, 7/1/2013	1,740,000	1,816,525
Washington, Energy Northwest Electric Revenue, Project No. 3, Series A, 5.5%, 7/1/2013	3,500,000	3,669,960
Washington, State General Obligation:
Series 2599, 144A, 0.16% **, 1/1/2016, LIQ: JPMorgan Chase Bank NA	4,505,000	4,505,000
Series 3087, 144A, 0.16% **, 7/1/2016, LIQ: JPMorgan Chase Bank NA	1,000,000	1,000,000
Series 2650Z, 144A, 0.18% **, 7/1/2013, INS: AGMC, LIQ: JPMorgan Chase Bank NA	1,000,000	1,000,000
Series R-2012A, 5.0%, 7/1/2020	6,625,000	8,315,965

		36,073,484
Wisconsin 1.1%
Milwaukee County, WI, Airport Revenue, Series B, AMT, 5.0%, 12/1/2012	485,000	492,362
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series D, AMT, 4.875%, 3/1/2036	750,000	774,300
Wisconsin, State Clean Water Revenue, Series 2, 5.0%, 6/1/2019	1,000,000	1,241,970
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series B, 4.75%, Mandatory Put 8/15/2014 @ 100, 8/15/2025	2,000,000	2,122,540
Wisconsin, State Transportation Revenue, Series 1, 4.0%, 7/1/2014	2,000,000	2,140,320

		6,771,492

Total Municipal Bonds and Notes (Cost $593,979,904)		611,684,262

	Shares	Value ($)
Open-End Investment Company 0.4%
BlackRock MuniFund, 0.091% ***(Cost $2,533,783)	2,533,783	2,533,783

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $596,513,687) †	99.3	614,218,045
Other Assets and Liabilities, Net	0.7	4,431,759

Net Assets	100.0	618,649,804

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2012.

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2012.

*** Current yield; not a coupon rate.
†
The cost for federal income tax purposes was $596,513,687.  At July 31, 2012, net unrealized appreciation for all securities based on tax cost was $17,704,358.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,992,828 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $288,470.

(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(b)	$—	$611,684,262	$—	$611,684,262
Open-End Investment Company	2,533,783	—	—	2,533,783
Total	$2,533,783	$611,684,262	$—	$614,218,045

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2012.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 18, 2012